Finance and Operating Leases	12 Months Ended
Dec. 31, 2024
Finance And Operating Leases
Finance and Operating Leases

12. Finance and Operating Leases

The Company leases offices and motor vehicles. The leases are for periods of two to five years. The Company recognized the following total lease cost related to the Company’s lease arrangements:

	For the year ended December 31,
	2024	2023
Finance lease and operating lease costs	181,780	155,267
Expenses relating to short-term leases	66,717	11,217
Total lease cost	$248,497	$166,484

As of December 31, 2024, the Company’s remaining lease payments are as follows:

Leases
2025	$163,550
2026	35,851
Total remaining lease payments (undiscounted)	199,401
Less: imputed interest	5,047
Present value of lease liabilities	$194,354

Supplemental balance sheet information related to leases:

		As of December 31,
	Classification	2024	2023
Assets:
Operating lease assets	Right-of-use lease assets	$168,421	$338,481
Operating leases
Lease Liability - current	Current liabilities – lease liabilities	$158,994	$177,761
Lease liability – non-current	Non-current liabilities – lease liabilities	$35,360	$194,373

Other information related to leases for the years ended December 31, 2024 and 2023:

	2024	2023
Weighted-average remaining lease term (years) - operating leases	1.2	2.0
Weighted-average discount rate - operating leases	4.3%	3.9%
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$-	$-
Operating cash flows from operating leases	$177,780	$120,781